UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09625

The Kelmoore Strategy® Variable Trust

(Exact name of registrant as specified in charter)

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Address of principal executive offices) (Zip code)

Ralph M. Kelmon, President

The Kelmoore Strategy® Variable Trust

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Name and address of agent for service)

registrant’s telephone number, including area code: 800-486-3717

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Not applicable. The registrant liquidated on December 28, 2005, therefore there is no report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Item 2.	Code of Ethics.

The registrant, prior to the registrant’s liquidation on December 28, 2005, had adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There had been no substantive amendments or waivers to the code of ethics, during the period covered by this report.

The code of ethics is filed in Exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Prior to the registrant’s liquidation on December 28, 2005, the registrant’s Board of Trustees had determined that it has two audit committee financial experts serving on its audit committee, which Trustees are “independent” Trustees: Robert T. Lanz and R. Michael Law. Under applicable securities laws a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,600 for 2005 and $41,600 for 2004.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $5,950 for 2005 and $5,500 for 2004. These services are related to the review of tax provisions.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,920 for 2005 and $9,760 for 2004. These services are related to the review of tax returns. In 2005, these services also are related to tax straddle review.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $5,000 for 2005 and $0 for 2004. These services are related to agreed-upon procedures.

(e)(1)	Prior to the registrant’s liquidation on December 28, 2005, the registrant’s audit committee’s had approved the following pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X:

Pre-approve both audit and permissible non-audit services provided to the Trust, or its Funds, including the fees therefore; provided, that if the Audit Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members who are also “independent” (as defined below) trustees, then the Committee shall adopt policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the auditors, consistent with the requirements of Rule 2-01 of Regulation S-X, which shall then be used in making such pre-approvals, further provided, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; provided, however, permissible non-audit services provided to a Fund need not be pre-approved (1) if the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the Trust to the independent auditors in the fiscal year in which the non-audit services are provided, (2) the Trust did not recognize that the non-approved services were non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of the Committee and approved by the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

Pre-approve permissible non-audit services provided to the Trust’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides “ongoing” services to the Trust in the fund complex where the nature of the independent auditors’ engagement has a direct impact on the operations or financial reporting of the Trust or its Funds (each, a “Control Entity”); provided, that if the Audit Committee has chosen to delegate the authority to grant pre-approvals to one or more Committee members, then the delegated Committee member or members may use the Committee-adopted policies and procedures pursuant to such Rule 2-01 to pre-approve proposed services, further provided, that each delegated pre-approval shall be reported to the Audit

Committee during its next regularly scheduled meeting; provided, however, the pre-approval requirement for permissible non-audit services provided by the Trust’s independent auditor to the adviser or a Control Entity may be waived (1) if the aggregate amount of all such services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Funds’ independent auditors by the Funds, the adviser, and the Control Entities during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-approved services were not recognized as non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of, and approved by, the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $79,000 for 2005 and $140,000 for 2004.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable. The registrant liquidated on December 28, 2005, therefore there is no Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Prior to the registrant’s liquidation on December 28, 2005, there had been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment hereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Kelmoore Strategy® Variable Trust

By (Signature and Title)*	/s/ Ralph M. Kelmon
Ralph M. Kelmon, Serving in the Capacity of Chief Executive Officer
(principal executive officer)

Date April 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph M. Kelmon
Ralph M. Kelmon, Serving in the Capacity of Chief Executive Officer
(principal executive officer)

Date April 30, 2008

By (Signature and Title)*	/s/ Tamara Wendoll
Tamara Wendoll, Serving in the Capacity of Treasurer
(principal financial officer)

Date April 30, 2008

*	Print the name and title of each signing officer under his or her signature.